Earnings per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings per Share
19. Earnings per share
Basic earnings per share is calculated by dividing the net income (loss) attributable to the Company during the period by the weighted average number of shares of Class A common stock outstanding during the same period. For the periods following the IPO, shares of Class B common stock are excluded from the computation of basic and diluted earnings per share, as these shares represent nonparticipating securities with no rights to dividends or earnings.
For periods prior to the IPO, we treated the Corporate Reorganization as a merger of entities under common control and retrospectively reflected earnings per share as though these transactions occurred at the earliest period presented. We allocated historical net income (loss) between Class A common stockholders and non-controlling interests based on their respective share ownership, with Class A and Class B share equivalents calculated from the HMH B.V. shares held by the Principal Stockholders.
The calculation of basic and diluted weighted average shares used for calculating earnings (loss) per share for the three and six months ended June 30, 2025 does not include the 11.2 million shares of Class A common stock sold in the IPO.

The following table reconciles the figures used to calculate basic and diluted net income (loss) per share for common stock:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025

Numerator (in thousands)
Net income (loss)	$(5,019)	$9,768	$(1,144)	$15,646
Less: Net income (loss) attributable to non-controlling interests	(9,995)	819	(9,568)	585

Net income attributable to HMH Holding Inc.	$4,976	$8,949	$8,424	$15,061

Denominator (actual shares)
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—basic	11,662	69,355	5,863	69,355
Effect of dilutive securities	309	—	825	—

Weighted-average shares of common stock outstanding—diluted	11,971	69,355	6,688	69,355

Net income (loss) per share of common stock (actual)
Basic	$0.43	$0.13	$1.44	$0.22
Diluted	$0.42	$0.13	$1.26	$0.22

We apply the treasury stock method to certain equity-based compensation awards and the
“if-converted”
method to determine the dilutive impact of the associated exchange rights on weighted-average common shares outstanding.
The following table details the actual potential common shares excluded from the diluted share calculation because their effect would be anti-dilutive:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Restricted common stock	—	—	—	—
Performance share units	10,168	—	4,804	—

As of June 30, 2026, the 63,783,304 total B.V.
Non-Voting
Class A Shares and B.V.
Non-Voting
Class B Shares together with 31,891,652 shares of the Company’s Class B common stock could be exchanged for 31,891,652 shares of the Company’s Class A common stock.

HMH Holding BV And Subsidiaries [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings per Share
20. Earnings per share
For purposes of calculating earnings per share, Class A ordinary shares and Class B ordinary shares are identical. Therefore, the Company has calculated basic earnings per share on the basis of 200 shares. Basic earnings per ordinary share is calculated by dividing the net income attributable to the Company during the period by the weighted average number of ordinary shares outstanding during the same period. There are no adjustments required to be made to net income or the ordinary shares outstanding for purposes of computing basic and diluted earnings per share.

	2025	2024

Numerator (in thousands)
Net income	$46,123	$51,956
Less: Net income attributable to non-controlling interests	669	738

Net income attributable to HMH Holding B.V.	$45,454	$51,218

Denominator
Weighted average ordinary shares—basic and diluted (actual shares)	200	200

Earnings per ordinary shares—basic and diluted (actual)	$227,270	$256,090